General	6 Months Ended
Jun. 30, 2025
General [Abstract]
GENERAL

NOTE 1 – GENERAL:

1.	Inspira Technologies Oxy B.H.N. Ltd (the “Company”) was incorporated in Israel and commenced its operations on February 27, 2018. The Company operates in the medical technology industry in the field of respiratory support technology. The Company is engaged in the research, development, and manufacturing-related and go-to-market activities of proprietary products and technologies. The Company is developing the following products:

●	The INSPIRA ART (Augmented Respiratory Technology), a respiratory support technology targeted toward utilizing blood monitoring and direct blood oxygenation to boost patient saturation levels within minutes while the patient is awake. The aim is to provide an alternative to invasive mechanical ventilation, which is associated with high risks, complications, high costs and high mortality rates.

●	The HYLA blood sensor, a non-invasive optical blood sensor designed to perform real-time and continuous blood parameter measurements, potentially reducing the need for intermittent blood samples from patients.

●	The INSPIRA ART100 System, an advanced form of life support system, better known by the medical industry as a cardiopulmonary bypass system, which has been designed for use in procedures requiring cardiopulmonary bypass for six hours or less.

The Company’s INSPIRA™ ART100 system received U.S. Food and Drug Administration (“FDA”) 510(k) regulatory clearance for cardiopulmonary bypass procedures and Israeli Medical Equipment Division certification for extra-corporeal membrane oxygenation and cardiopulmonary bypass procedures. The Company’s other products, including the INSPIRA™ ART and HYLA™ blood sensor, have not yet been tested or used in humans and have not been approved by any regulatory entity.

2.	On March 14, 2025, the Company entered into a sales agreement (the “Sales Agreement”) with A.G.P./Alliance Global Partners, as sales agent, pursuant to which the Company could offer and sell, from time to time, through the sales agent, ordinary shares, no par value, of the Company (“Ordinary Shares”) pursuant to an at-the-market facility (“ATM”), having an aggregate offering price of up to $1,019. On April 10, 2025, the maximum aggregate offering price was increased to $1,917. As of June 30, 2025, the Company has sold 2,575,753 Ordinary Shares under the ATM. The gross proceeds received by the Company from sales through ATM were approximately $1,621, before deducting offering costs of approximately $113. Subsequent to June 30, 2025, the shelf capacity was further increased to $14,686 and the Company issued additional 2,728,889 Ordinary Shares under the ATM facility for gross proceeds of approximately $3,079- see Note 11 (2) and (3).

3.	The accompanying unaudited interim condensed financial statements (the “Financial Statements”) have been prepared assuming that the Company will continue as a going concern. To date, the Company is at the deployment stage with respect to the INSPIRA ART100, and is in development stage with its other technologies. The Company has suffered recurring losses from operations and negative cash flows from operations since inception. As of June 30, 2025, the Company has incurred accumulated losses of $73 million and expects to continue to fund its operations, in part, through financing, such as the issuance of Ordinary Shares and warrants, in addition to through Israel Innovation Authority (“IIA”) grants. There is no assurance that such financing will be obtained. Our dependency on external funding for our operations raises a substantial doubt about our ability to continue as a going concern. These interim condensed Financial Statements do not include any adjustments that might result from the outcome of these uncertainties. The Company also expects to fund its operations through sales of the Company’s FDA-cleared technology.

Our offices are located in Ra’anana, Israel. In October 2023, Hamas terrorists infiltrated Israel’s border with the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and a military campaign commenced in the Gaza Strip. As of September 1, 2025, the ceasefire with Hamas that had been in place since January 2025 has ended, and hostilities have resumed. Other regional hostilities, since October 7, 2023, have concurrently become more pronounced. This includes and has included a northern front war between Israel and Hezbollah and continued conflict with the Houthi Movement in Yemen. In April 2024 and October 2024, Iran launched direct attacks on Israel involving hundreds of drones and missiles and has threatened to continue to attack Israel. On June 13, 2025, in light of continued nuclear threats and intelligence assessments indicating imminent attacks, Israel launched a preemptive strike directly targeting military and nuclear infrastructure inside Iran aimed to disrupt Iran’s capacity to coordinate or launch further hostilities against Israel, as well as disrupt its nuclear program. For 12 days, both sides launched attacks against one another, with Iran targeting civilian infrastructure. As a result of the escalation with Iran, Israel temporarily closed its airspace and ceased all port activity related to commercial shipments. On June 22, 2024, the U.S. military joined Israel to launch strikes directly targeting nuclear infrastructure in Iran. On June 24, 2025, Israel entered into a ceasefire agreement with Iran, but there are no guarantees as to whether the agreement will hold or whether future hostilities will resume. The company’s operations were not materially impacted by the recent conflicts.

4.	Although we do not currently conduct business in Russia and Ukraine, the escalation of geopolitical instability in Russia and Ukraine as well as currency fluctuations in the Russian Ruble has had a negative impact on worldwide markets. Such an impact may negatively impact our supply chain, our operations and future growth prospects in that region. As a result of the crisis in Ukraine, both the U.S. and other countries have implemented sanctions against certain Russian individuals and entities. Our global operations expose us to risks that could adversely affect our business, financial condition, results of operations, cash flows or the market price of our securities, including the potential for increased tensions between Russia and other countries resulting from the current situation involving Russia and Ukraine, tariffs, economic sanctions and import-export restrictions imposed, and retaliatory actions, as well as the potential negative impact on our potential business and sales in the region. Current geopolitical instability in Russia and Ukraine and related sanctions by the U.S. and other governments against certain companies and individuals may hinder our ability to conduct business with potential customers and vendors in these countries.